Funding debts - Maturities (Details) - Funding debts $ in Thousands	Dec. 31, 2019 USD ($)
Funding debts, maturities
Total	$ 196,081
Less than One Year	173,821
One to Two Years	22,260
Two to Three Years	0
Three to Five Years	0
More than Five Years	$ 0